Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,817,374.84
Total Fee Amount	665.28
Total Offset Amount	0.00
Net Fee	$ 665.28
Offering Table N/A
Offset Table N/A	N/A